BALANCE SHEETS [Parenthetical] (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts Receivable (in dollars)		$ 0	$ 4,073
Discount on short term note payable (in dollars)	46,072	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	800,000,000	800,000,000	800,000,000
Common stock, shares outstanding	222,869,997	219,937,619	104,247,228
Accumulated discounts on long-term debt and convertible debt (in dollars)		0	0
Accumulated discounts on current portion of convertible debt (in dollars)		$ 0	$ 21,138
Series A Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	0.01	0.01
Preferred stock, stated value (in dollars per share)	$ 100	$ 100
Preferred stock, shares authorized	40,000	40,000
Preferred stock, shares outstanding	20,550	20,550